UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright  Street Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  10/31/14

Item 1.  Reports to Stockholders.

Semi-Annual Report
October 31, 2014

1-888-451-TPFG
www.TPFG.com

Distributed by Northern Lights Distributors, LLC
FINRA Member

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

The Fund’s performance figures* for the periods ended October 31, 2014, compared to its benchmark:

			Annualized	Annualized	Annualized Since
	Six Months	One Year	Three Year	Five Year	Inception (7/2/07)
Pacific Financial Core Equity Fund - Institutional Class	4.77%	10.54%	15.70%	11.96%	2.27%
Pacific Financial Core Equity Fund - Investor Class	4.38%	9.78%	14.84%	11.15%	11.50%**
S&P 500 Total Return Index ***	8.22%	17.27%	19.77%	16.69%	6.23%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.14% for Institutional Class Shares and 2.88% for Investor Class shares per the August 28, 2014 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Inception date for Investor Class is January 2, 2009.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Type as of October 31, 2014	% of Net Assets
Mutual Funds - Equity Funds	75.54%
Exchange Traded Funds - Equity Funds	23.00%
Other Assets in Excess of Liabilities	1.46%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

The Fund’s performance figures* for the periods ended October 31, 2014, compared to its benchmark:

			Annualized	Annualized Five	Annualized Since
	Six Months	One Year	Three Year	Year	Inception (7/2/07)
Pacific Financial Explorer Fund - Institutional Class	6.71%	12.52%	15.88%	10.89%	2.01%
Pacific Financial Explorer Fund - Investor Class	6.33%	11.77%	15.03%	10.17%	9.97%**
S&P 500 Total Return Index ***	8.22%	17.27%	19.77%	16.69%	6.23%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.07% for Institutional Class Shares and 2.83% for Investor Class shares per the August 28, 2014 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Inception date for Investor Class is January 2, 2009.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Sector or Asset Class as of October 31, 2014	% of Net Assets
Large Cap Growth & Income	34.30%
Technology	17.55%
Health & Biotechnology	17.52%
Blue Chip	16.20%
Large Cap Growth	7.84%
Large Cap Value	5.29%
Other Assets in Excess of Liabilities	1.30%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

2

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

The Fund’s performance figures* for the periods ended October 31, 2014, compared to its benchmark:

			Annualized Three	Annualized	Annualized Since
	Six Months	One Year	Year	Five Year	Inception (7/2/07)
Pacific Financial International Fund - Institutional Class	(2.25)%	(0.25)%	5.91%	1.79%	(6.49)%
Pacific Financial International Fund - Investor Class	(2.50)%	(0.85)%	5.17%	1.11%	0.59%**
MSCI EAFE Net Total Return Index ***	(4.83)%	(0.60)%	9.68%	6.52%	(0.20)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.70% for Institutional Class Shares and 3.45% for Investor Class shares per the August 28, 2014 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Inception date for Investor Class is January 2, 2009.

***	The MSCI EAFE Net Total Return Index is a market-weighted index composed of companies representative of the market structure of 22 developed market countries in Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of October 31, 2014	% of Net Assets
Mutual Funds - Equity Funds	72.18%
Exchange Traded Funds - Equity Funds	26.76%
Other Assets in Excess of Liabilities	1.06%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

3

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

The Fund’s performance figures* for the periods ended October 31, 2014, compared to its benchmark:

			Annualized	Annualized	Annualized Since
	Six Months	One Year	Three Year	Five Year	Inception (7/2/07)
Pacific Financial Strategic Conservative Fund - Institutional Class	0.91%	1.88%	2.91%	3.83%	2.56%
Pacific Financial Strategic Conservative Fund - Investor Class	0.47%	1.10%	2.16%	3.07%	2.67%**
Barclays Intermediate Government/Credit Index ***	1.39%	2.28%	2.15%	3.47%	4.58%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.10% for Institutional Class Shares and 2.85% for Investor Class shares per the August 28, 2014 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Inception date for Investor Class is January 2, 2009.

***	The Barclays Intermediate Government/Credit Index is an unmanaged index that tracks the performance of intermediate US government securities. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Asset Class as of October 31, 2014	% of Net Assets
Mutual Funds - Debt Funds	97.82%
Other Assets in Excess of Liabilities	2.18%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

4

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2014

The Fund’s performance figures* for the periods ended October 31, 2014, compared to its benchmark:

			Annualized	Annualized	Annualized Since
	Six Months	One Year	Three Year	Five Year	Inception (7/2/07)
Pacific Financial Tactical Fund - Institutional Class	(0.30)%	1.35%	2.78%	1.99%	1.15%
Pacific Financial Tactical Fund - Investor Class	(0.72)%	0.51%	2.02%	1.23%	1.63%**
B of A Merrill Lynch 3 Month Treasury Bill Index ***	0.02%	0.05%	0.07%	0.09%	0.69%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses were 2.57% for Institutional Class Shares and 3.32% for Investor Class shares per the August 28, 2014 prospectus. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Inception date for Investor Class is January 2, 2009.

***	The B of A Merrill Lynch 3 Month Treasury Bill Index is an unmanaged index that measures returns of the three-month Treasury Bills. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does no reflect any fees and expenses.

Holdings By Asset Class as of October 31, 2014	% of Net Assets
Debt Funds	68.59%
Asset Allocation Funds	12.46%
Other Assets in Excess of Liabilities	18.95%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

5

PACIFIC FINANCIAL CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 23.00%
	EQUITY FUNDS - 23.00%
310,072	Guggenheim iShares Core S&P 500 ETF	$16,787,298
148,598	ProShares Large Cap Core Plus *	14,668,108
157,305	Vanguard S&P 500 ETF *	29,090,414
	TOTAL EXCHANGE TRADED FUNDS (Cost - $57,947,910)	60,545,820

	MUTUAL FUNDS - 75.54%
	EQUITY FUNDS - 75.54%
569,757	American Beacon Bridgeway Large Cap Value Fund	13,537,422
432,194	American Century Equity Growth Fund	14,495,777
138,851	Genworth Legg Mason ClearBridge Aggressive Growth Fund	30,901,384
672,830	Glenmede Large Cap 100 Portfolio	14,640,777
1,145,232	JPMorgan Disciplined Equity Fund	28,390,295
813,362	MainStay US Equity Opportunities Fund	7,653,735
236,793	Oakmark Fund	16,435,786
394,313	Oakmark Select Fund	17,941,237
1,515,164	Professionally Managed Portfolios - Hodges Small Cap Fund	30,439,646
181,789	T Rowe Price Value Fund	6,753,458
507,918	Wells Fargo Advantage Special Mid CapValue Fund	17,645,080
	TOTAL MUTUAL FUNDS (Cost - $190,512,182)	198,834,597

	SHORT-TERM INVESTMENTS - 3.02%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 1.83%
4,805,094	Dreyfus Government Cash Management, 0.01%**	4,805,094

	MONEY MARKET FUND - 1.19%
3,139,659	Milestone Treasury Obligations Portfolio, 0.01%**	3,139,659

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,944,753)	7,944,753

	TOTAL INVESTMENTS - 101.56% (Cost - $256,404,845) (a)	$267,325,170
	OTHER ASSETS AND LIABILITIES - NET - 1.56%	(4,095,564)
	TOTAL NET ASSETS - 100.00%	$263,229,606

*	All or a portion of the security is on loan. Total loaned securities had a value of $43,758,522 at October 31, 2014.

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$10,959,773
Unrealized depreciation	(39,448)
Net unrealized appreciation	$10,920,325

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2014.

See accompanying notes to financial statements.

6

PACIFIC FINANCIAL EXPLORER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 98.70%
	BLUE CHIP - 16.20%
248,038	ProShares Large Cap Core Plus *+	$24,483,831

	HEALTH & BIOTECHNOLOGY - 17.52%
31,045	iShares Nasdaq Biotechnology ETF *	9,208,568
251,288	Powershares Dynamic Pharmaceuticals Portfolio *	17,260,973
		26,469,541
	LARGE CAP GROWTH - 7.84%
150,113	Guggenheim S&P 500 Pure Growth ETF	11,854,424

	LARGE CAP GROWTH & INCOME - 34.30%
280,262	Vanguard S&P 500 ETF	51,828,852

	LARGE CAP VALUE - 5.29%
147,646	Guggenheim S&P 500 Pure Value ETF	7,993,554

	TECHNOLOGY - 17.55%
11,830	iShares PHLX Semiconductor ETF	1,030,984
147,645	iShares US Technology ETF *	15,005,161
103,341	Powershares QQQ Trust Series 1	10,478,777
		26,514,922

	TOTAL EXCHANGE TRADED FUNDS (Cost - $139,026,551)	149,145,124

	SHORT-TERM INVESTMENTS - 11.13%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.37%
15,677,496	Dreyfus Government Cash Management, 0.01%**	15,677,496

	MONEY MARKET FUND - 0.76%
1,141,751	Milestone Treasury Obligations Portfolio, 0.01%**	1,141,751

	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,819,247)	16,819,247

	TOTAL INVESTMENTS - 109.83% (Cost - $155,845,798) (a)	$165,964,371
	OTHER ASSETS AND LIABILITIES - NET - 9.83%	(14,848,652)
	TOTAL NET ASSETS - 100.00%	$151,115,719

*	All or a portion of the security is on loan. Total loaned securities had a value of $65,958,533 at October 31, 2014.

+	Affiliated Company - Pacific Financial Explorer Fund holds in excess of 5% of outstanding voting securities of this exchange traded fund.

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $155,889,199 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$10,075,172
Unrealized depreciation	—
Net unrealized appreciation	$10,075,172

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2014.

See accompanying notes to financial statements.

7

PACIFIC FINANCIAL INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares	Description	Value
	EXCHANGE TRADED FUNDS - 26.76%
	EQUITY FUNDS - 26.76%
91,460	iShares MSCI All Country World Minimum Volatility ETF *	$6,324,459
31,688	iShares MSCI EAFE ETF	2,026,448
33,464	iShares MSCI Kokusai ETF	1,822,449
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,003,212)	10,173,356

	MUTUAL FUNDS - 72.18%
	EQUITY FUNDS - 72.18%
107,735	Artisan Global Value Fund	1,707,590
277,861	Deutsche Global Infrastructure Fund	4,331,855
643,593	Dodge & Cox Global Stock Fund	7,954,807
119,906	Invesco Global Low Volatility Equity Yield Fund	1,768,616
176,299	Oberweis International Opportunities Fund	3,275,636
129,310	T Rowe Price Institutional Concentrated International Equity Fund, Inc.	1,549,138
279,990	Thornburg Global Opportunities Fund	6,856,953
	TOTAL MUTUAL FUNDS (Cost - $27,227,351)	27,444,595

	SHORT-TERM INVESTMENTS - 0.02%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.02%
7,000	Dreyfus Government Cash Management, 0.01%** (Cost - $7,000)	7,000

	TOTAL INVESTMENTS - 98.96% (Cost - $37,237,563) (a)	$37,624,951
	OTHER ASSETS AND LIABILITIES - NET - 1.04%	394,961
	TOTAL NET ASSETS - 100.00%	$38,019,912

*	All or a portion of the security is on loan. Total loaned securities had a value of $6,324,459 at October 31, 2014.

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,237,766 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$922,606
Unrealized depreciation	(535,421)
Net unrealized appreciation	$387,185

See accompanying notes to financial statements.

8

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares	Description	Value
	MUTUAL FUNDS - 97.82%
	DEBT FUNDS - 97.82%
1,116,931	Angel Oak Multi-Strategy Income Fund	$13,492,532
1,136,374	BlackRock Strategic Income Opportunities Portfolio	13,443,301
757,918	Dodge & Cox Income Fund	10,527,483
1,075,987	DoubleLine Core Fixed Income Fund	11,846,614
1,807,953	Frost Total Return Bond Fund	19,670,528
426,721	Guggenheim - Floating Rate Income Fund	11,525,748
632,676	Metropolitan West Total Return Bond Fund	6,883,515
790,977	Nuveen High Yield Municipal Bond Fund	13,549,432
1,394,418	PIMCO Income Fund	17,709,105
1,294,057	TCW Total Return Bond Fund	13,354,668
	TOTAL MUTUAL FUNDS (Cost - $ 131,946,258)	132,002,926

	SHORT-TERM INVESTMENTS - 3.62%
	MONEY MARKET FUND - 3.62%
4,881,798	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $4,881,798)	4,881,798

	TOTAL INVESTMENTS - 101.44% (Cost - $136,828,056) (a)	$136,884,724
	OTHER ASSETS AND LIABILITIES - NET - (1.44)%	(1,944,523)
	TOTAL NET ASSETS - 100.0%	$134,940,201

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $136,848,644 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$315,423
Unrealized depreciation	(279,343)
Net unrealized appreciation	$36,080

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2014.

See accompanying notes to financial statements.

9

PACIFIC FINANCIAL TACTICAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares	Description	Value
	MUTUAL FUNDS - 81.05%
	ASSET ALLOCATION FUND - 12.46%
397,164	Sandalwood Opportunity Fund	$4,273,480

	DEBT FUNDS - 68.59%
264,138	Angel Oak Multi-Strategy Income Fund	3,190,784
229,566	Cohen & Steers Preferred Securities and Income Fund, Inc.	3,124,398
189,652	Guggenheim - Floating Rate Income Fund	5,020,077
996,395	Homestead Short-Term Bond Fund	5,221,107
347,724	Leader Short-Term Bond Fund	3,484,199
291,322	Metropolitan West Unconstrained Bond Fund	3,484,214
		23,524,780

	TOTAL MUTUAL FUNDS (Cost - $27,961,703)	27,798,260

	SHORT-TERM INVESTMENTS - 26.05%
	MONEY MARKET FUND - 26.05%
8,935,008	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $8,935,008)	8,935,008

	TOTAL INVESTMENTS - 107.10% (Cost - $36,896,711) (a)	$36,733,268
	OTHER ASSETS AND LIABILITIES - NET - (7.10)%	(2,433,632)
	TOTAL NET ASSETS - 100.0%	$34,299,636

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,910,293 and differs from market value by net unrealized appreciation/(depreciation) on securities as follows:

Unrealized appreciation	$11,905
Unrealized depreciation	(188,930)
Net unrealized depreciation	$(177,025)

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2014.

See accompanying notes to financial statements.

10

PACIFIC FINANCIAL FAITH & VALUES BASED MODERATE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2014

Shares	Description	Value
	SHORT-TERM INVESTMENTS - 100.00%
	MONEY MARKET FUND - 100.00%
10	Milestone Treasury Obligations Portfolio, 0.01%** (Cost - $10)	$10

	TOTAL INVESTMENTS - 100.00% (Cost - $10)	$10
	OTHER ASSETS AND LIABILITIES - NET - 0.00%	—
	TOTAL NET ASSETS - 100.00%	$10

**	Money market fund; interest rate reflects seven day effective yield on October 31, 2014.

See accompanying notes to financial statements.

11

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2014 (Unaudited)

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate
	Fund	Fund	Fund	Conservative Fund	Fund	Fund (a)
Assets:
Investments in securities, at cost	$256,404,845	$132,348,507	$37,237,563	$136,828,056	$36,896,711	$10
Investments in affiliated securities, at cost	—	23,497,291	—	—	—	—
Total Securities, at cost	$256,404,845	$155,845,798	$37,237,563	$136,828,056	$36,896,711	$10
Investments in unaffiliated securities, at value	$267,325,170	$141,480,540	$37,624,951	$136,884,724	$36,733,268	$10
Investments in affiliated securities, at value	—	24,483,831	—	—	—	—
Investments in securities, at value	$267,325,170	$165,964,371	$37,624,951	$136,884,724	$36,733,268	$10
Receivable for fund shares sold	1,193,404	1,127,741	138,744	274,214	169,522	—
Interest and dividends receivable	—	—	—	370,648	57,100	—
Receivable for securities sold	—	—	524,471	—	—	—
Prepaid expenses and other assets	36,097	16,166	13,574	17,802	15,645	—
Total Assets	268,554,671	167,108,278	38,301,740	137,547,388	36,975,535	10

Liabilities:
Collateral on securities loaned	4,805,094	15,677,496	7,000	—	—	—
Payable for fund shares redeemed	92,242	81,534	44,040	894,751	672,256	—
Payable for securities purchased	—	—	—	1,475,000	1,944,394	—
Investment advisory fees payable	205,867	118,856	31,361	111,728	29,279	—
Distribution (12b-1) fees payable	173,083	99,115	26,952	94,733	22,810	—
Fees payable to other affiliates	33,710	13,235	4,227	22,015	4,873	—
Due to Custodian	—	—	165,816	—	—	—
Accrued expenses and other liabilities	15,069	2,323	2,432	8,960	2,287	—
Total Liabilities	5,325,065	15,992,559	281,828	2,607,187	2,675,899	—

Net Assets	$263,229,606	$151,115,719	$38,019,912	$134,940,201	$34,299,636	$10

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$237,962,495	$133,882,500	$41,634,718	$136,683,779	$34,541,027	$10
Undistributed net investment income (loss)	(1,461,701)	(633,570)	(346,599)	607,316	315,829	—
Accumulated net realized gain/(loss) on investments	15,808,487	7,748,216	(3,655,595)	(2,407,562)	(393,777)	—
Net unrealized appreciation (depreciation) on investments	10,920,325	10,118,573	387,388	56,668	(163,443)	—

Net Assets	$263,229,606	$151,115,719	$38,019,912	$134,940,201	$34,299,636	$10

Net Asset Value Per Share
Institutional Class Shares
Net assets	$53,440,263	$32,747,022	$7,258,017	$26,410,664	$10,108,409	$—
Shares of Beneficial Interest Outstanding	5,284,626	3,166,435	1,281,468	2,768,256	1,018,390	—
Net asset value, offering and redemption price per share	$10.11	$10.34	$5.66	$9.54	$9.93	$—

Investor Class Shares
Net assets	$209,789,343	$118,368,697	$30,761,895	$108,529,537	$24,191,227	$10
Shares of Beneficial Interest Outstanding	21,477,540	11,743,786	5,623,448	11,424,049	2,496,716	1
Net asset value, offering and redemption price per share	$9.77	$10.08	$5.47	$9.50	$9.69	$10.00

(a)	The inception date of Pacific Financial Faith & Values Based Moderate Fund is May 31, 2013, however fund operations have not commenced (see Note 1).

See accompanying notes to financial statements.

12

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2014 (Unaudited)

						Pacific Financial
	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Pacific Financial	Faith & Values
	Core Equity	Explorer	International	Strategic	Tactical	Based Moderate
	Fund	Fund	Fund	Conservative Fund	Fund	Fund (a)
Investment Income:
Dividends	$879,881	$718,780	$139,320	$2,285,381	$571,837	$—
Interest	40	36	22	42	56	—
Total Investment Income	879,921	718,816	139,342	2,285,423	571,893	—

Expenses:
Investment advisory fees	1,117,106	637,371	178,367	602,306	166,336	—
Distribution (12b-1) fees - Institutional Class	65,788	40,163	9,039	32,589	13,201	—
Distribution (12b-1) fees - Investor Class	853,954	476,718	142,212	471,949	113,531	—
Administration service fees	145,724	86,027	24,056	78,370	21,643	—
Non 12b-1 Shareholder Services Fees	50,596	34,412	15,327	38,624	16,052	—
Registration fees	17,089	21,023	15,637	17,327	16,054	—
Audit fees	9,621	6,979	1,447	3,391	587	5,750
Custodian fees	12,188	8,442	3,434	10,696	3,532	—
Compliance officer fees	7,687	4,097	1,254	3,117	1,404	—
Printing and postage expense	20,528	15,488	5,381	9,994	5,364	—
Legal fees	8,125	8,042	6,892	6,021	6,907	—
Trustees’ fees and expenses	5,161	5,306	5,237	5,180	4,146	—
Insurance expense	2,645	1,352	382	2,102	518	—
Miscellaneous expenses	25,410	6,966	3,054	9,468	854	—
Total Expenses	2,341,622	1,352,386	411,719	1,291,134	370,129	5,750
Less fees waived/reimbursed by the Advisor	—	—	—	—	—	(5,750)
Net Expenses	2,341,622	1,352,386	411,719	1,291,134	370,129	—

Net Investment Income (Loss)	(1,461,701)	(633,570)	(272,377)	994,289	201,764	—
Realized and Unrealized Gain (Loss) on Investments
Net realized gain/(loss) from investments	8,312,964	1,983,554	(481,265)	(147,710)	32,090	—
Affiliated investments	—	—	—	—	—	—
Distributions received from underlying investment companies	463,191	—	—	—	—	—
Total realized gain (loss)	8,776,155	1,983,554	(481,265)	(147,710)	32,090	—
Net change in unrealized appreciation/(depreciation) on investments	2,363,795	5,638,859	(188,657)	(272,018)	(455,550)	—
Total unrealized appreciation/(depreciation)	2,363,795	6,625,399	(188,657)	(272,018)	(455,550)	—
Net Realized and Unrealized Gain (Loss)	11,139,950	8,608,953	(669,922)	(419,728)	(423,460)	—

Net Increase (Decrease) in Net Assets Resulting From Operations	$9,678,249	$7,975,383	$(942,299)	$574,561	$(221,696)	$—

(a)	The inception date of Pacific Financial Faith & Values Based Moderate Fund is May 31, 2013, however fund operations have not commenced (see Note 1).

See accompanying notes to financial statements.

13

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Financial		Pacific Financial		Pacific Financial
	Core Equity Fund		Explorer Fund		International Fund
	Six Months Ended		Six Months Ended		Six Months Ended
	October 31, 2014	Year Ended	October 31, 2014	Year Ended	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014	(Unaudited)	April 30, 2014	(Unaudited)	April 30, 2014
Operations:
Net investment income (loss)	$(1,461,701)	$(988,176)	$(633,570)	$(801,163)	$(272,377)	$(76,758)
Distributions received from underlying investment companies	463,191	1,498,974	—	278,906	—	720,329
Net realized gain (loss) from investments	8,312,964	19,161,358	1,983,554	9,944,009	(481,265)	2,459,143
Net change in unrealized appreciation/(depreciation) on investments	2,363,795	1,962,608	6,625,399	429,696	(188,657)	(713,768)
Net Increase (Decrease) in Net Assets Resulting From Operations	9,678,249	21,634,764	7,975,383	9,851,448	(942,299)	2,388,946

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	—	(450,240)	—	(161,416)	—	(15,829)
Investor Class	—	(516,059)	—	(86,663)	—	—
Net Realized Gains:
Institutional Class	—	(5,025,152)	—	(1,615,599)	—	—
Investor Class	—	(11,788,912)	—	(3,420,746)	—	—
Return of Capital:
Institutional Class	—	—	—	—	—	(42,180)
Investor Class	—	—	—	—	—	(90,938)
Total Distributions to Shareholders	—	(17,780,363)	—	(5,284,424)	—	(148,947)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	4,140,934	14,289,065	2,339,641	15,393,706	590,524	2,912,712
Investor Class	75,825,414	80,705,669	44,884,628	58,843,500	10,371,705	16,161,325
Reinvestment of dividends and distributions
Institutional Class	—	5,409,005	—	1,745,458	—	57,677.00
Investor Class	—	12,187,545	—	3,489,589	—	90,380.00
Cost of shares redeemed
Institutional Class	(4,088,144)	(15,422,742)	(2,728,437)	(8,519,897)	(302,777)	(1,223,220)
Investor Class	(12,193,143)	(26,815,880)	(9,028,920)	(19,701,670)	(3,625,305)	(4,111,963)
Net Increase in Net Assets From Share Transactions of Beneficial Interest	63,685,061	70,352,662	35,466,912	51,250,686	7,034,147	13,886,911

Total Increase in Net Assets	73,363,310	74,207,063	43,442,295	55,817,710	6,091,848	16,126,910

Net Assets:
Beginning of Period	189,866,296	115,659,233	107,673,424	51,855,714	31,928,064	15,801,154
End of Period **	$263,229,606	$189,866,296	$151,115,719	$107,673,424	$38,019,912	$31,928,064
** Includes undistributed net investment (loss) at end of period	$(1,461,701)	$—	$(633,570)	$—	$(346,599)	$(74,222)

Share Activity
Institutional Class:
Shares Sold	419,673	1,449,753	234,760	1,585,998	104,424	531,519
Shares Reinvested	—	562,852	—	178,838	—	9,893
Shares Redeemed	(412,508)	(1,581,459)	(271,565)	(891,114)	(52,840)	(219,034)
Net increase/(decrease) in shares of beneficial interest outstanding	7,165	431,146	(36,805)	873,722	51,584	322,378

Investor Class:
Shares Sold	7,904,972	8,463,473	4,592,724	6,197,638	1,860,699	2,989,160
Shares Reinvested	—	1,304,876	—	364,257	—	15,968
Shares Redeemed	(1,275,915)	(2,824,419)	(929,562)	(2,098,589)	(659,885)	(752,912)
Net increase in shares of beneficial interest outstanding	6,629,057	6,943,930	3,663,162	4,463,306	1,200,814	2,252,216

See accompanying notes to financial statements.

14

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

					Pacific Financial	Pacific Financial
	Pacific Financial		Pacific Financial		Faith & Values	Faith & Values
	Strategic Conservative Fund		Tactical Fund		Based Moderate Fund	Based Moderate Fund
	Six Months Ended		Six Months Ended
	October 31, 2014	Year Ended	October 31, 2014	Year Ended	Six Months Ended	Year Ended
	(Unaudited)	April 30, 2014	(Unaudited)	April 30, 2014	October 31, 2014 (a)	April 30, 2014 (a)
Operations:
Net investment income	$994,289	$1,236,875	$201,764	$259,160	$—	$—
Distributions received from underlying investment companies	—	290,263	—	106,832	—	—
Net realized gain (loss) from investments	(147,710)	(2,549,386)	32,090	327,442	—	—
Net change in unrealized appreciation/(depreciation) on investments	(272,018)	(1,725,556)	(455,550)	(617,631)	—	—
Net Increase (Decrease) in Net Assets Resulting From Operations	574,561	(2,747,804)	(221,696)	75,803	—	—

Distributions to Shareholders From:
Net Investment Income:
Institutional Class	(235,631)	(434,560)	—	(186,226)	—	—
Investor Class	(574,284)	(615,660)	—	(196,169)	—	—
Net Realized Gains:
Institutional Class	—	(149,742)	—	—	—	—
Investor Class	—	(416,449)	—	—	—	—
Return on Capital:
Institutional Class	—	—	—	—	—	—
Investor Class	—	—	—	—	—	—
Total Distributions to Shareholders	(809,915)	(1,616,411)	—	(382,395)	—	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Institutional Class	2,962,123	9,005,132	503,595	5,391,540	—	10
Investor Class	38,938,706	52,191,002	8,526,543	16,927,618	—	—
Reinvestment of dividends and distributions
Institutional Class	232,624	576,708	—	184,937	—	—
Investor Class	565,528	1,027,141	—	195,626	—	—
Cost of shares redeemed
Institutional Class	(2,340,865)	(17,613,205)	(1,005,087)	(4,763,384)	—	—
Investor Class	(10,594,675)	(33,851,762)	(4,552,672)	(9,466,425)	—	—
Net Increase in Net Assets From Share Transactions of Beneficial Interest	29,763,441	11,335,016	3,472,379	8,469,912	—	10

Total Increase in Net Assets	29,528,087	6,970,801	3,250,683	8,163,320	—	10

Net Assets:
Beginning of Period	105,412,114	98,441,313	31,048,953	22,885,633	10	—
End of Period **	$134,940,201	$105,412,114	$34,299,636	$31,048,953	$10	$10
** Includes undistributed net investment income at end of period	$607,316	$422,942	$315,829	$114,065	$—	$—

Share Activity
Institutional Class:
Shares Sold	308,745	938,592	50,531	543,201	—	—
Shares Reinvested	24,318	60,590	—	18,775	—	—
Shares Redeemed	(243,775)	(1,838,055)	(100,840)	(478,905)	—	—
Net increase (decrease) in shares of beneficial interest outstanding	89,288	(838,873)	(50,309)	83,071	—	—

Investor Class:
Shares Sold	4,075,933	5,461,844	873,565	1,737,565	—	1
Shares Reinvested	59,371	108,476	—	20,209	—	—
Shares Redeemed	(1,109,544)	(3,557,092)	(467,324)	(972,307)	—	—
Net increase in shares of beneficial interest outstanding	3,025,760	2,013,228	406,241	785,467	—	1

(a)	The inception date of Pacific Financial Faith & Values Based Moderate Fund is May 31, 2013, however fund operations have not commenced (see Note 1).

See accompanying notes to financial statements.

15

FINANCIAL HIGHLIGHTS

PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2014		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.65		$9.21	$8.50	$8.96	$7.83	$5.63
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.01)	0.16	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	0.49		1.57	0.91	(0.42)	1.16	2.23
Total from investment operations	0.46		1.56	1.07	(0.46)	1.13	2.20

Less distributions from:
Net Investment Income	—		(0.09)	(0.06)	—	—	(0.00	) (2)
Net Realized Gains	—		(1.03)	(0.30)	—	—	—
Total distributions	—		(1.12)	(0.36)	—	—	(0.00	) (2)

Net asset value, end of period	$10.11		$9.65	$9.21	$8.50	$8.96	$7.83

Total return (3,4)	4.77%		16.96%	13.15%	-5.13%	14.43%	39.11%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$53,440		$50,931	$44,641	$47,280	$51,652	$48,216
Ratios of gross expenses to average net assets: (5)	1.52	% (8)	1.53%	1.65%	1.64%	1.68%	1.87%
Ratios of net expenses to average net assets: (5)	1.52	% (8)	1.53%	1.65%	1.64%	1.68%	1.98	% (6)
Ratios of net investment income (loss) to average net assets: (5,7)	-0.68	% (8)	-0.13%	1.93%	-0.48%	-0.48%	-0.42%
Ratios of net investment income (loss) to average net assets - pre waiver/recapture: (5,7)	-0.68	% (8)	-0.13%	1.93%	-0.48%	-0.48%	-0.31%
Portfolio turnover rate	86	% (9)	267%	400%	454%	381%	582%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Per share amounts represent less than $0.01 per share.

(3)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized

(9)	Not annualized

See accompanying notes to financial statements.

16

FINANCIAL HIGHLIGHTS

PACIFIC FINANCIAL CORE EQUITY FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2014		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.36		$8.98	$8.32	$8.83	$7.78	$5.62
Activity from investment operations:
Net investment income (loss) (1)	(0.07)		(0.09)	0.12	(0.09)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	0.48		1.54	0.87	(0.42)	1.15	2.24
Total from investment operations	0.41		1.45	0.99	(0.51)	1.05	2.16

Less distributions from:
Net Investment Income	—		(0.04)	(0.03)	—	—	(0.00	) (2)
Net Realized Gains	—		(1.03)	(0.30)	—	—	—
Total distributions	—		(1.07)	(0.33)	—	—	(0.00	) (2)

Net asset value, end of period	$9.77		$9.36	$8.98	$8.32	$8.83	$7.78

Total return (3,4)	4.38%		16.18%	12.28%	-5.78%	13.50%	38.47%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$209,789		$138,936	$71,018	$35,254	$17,582	$2,265
Ratios of expenses to average net assets: (5)	2.27	% (7)	2.27%	2.40%	2.40%	2.43%	2.62%
Ratios of net investment income (loss) to average net assets: (5,6)	-1.50	% (7)	-0.90%	1.41%	-1.17%	-1.31%	-1.11%
Portfolio turnover rate	86	% (8)	267%	400%	454%	381%	582%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Per share amounts represent less than $0.01 per share.

(3)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not Annualized

See accompanying notes to financial statements.

17

FINANCIAL HIGHLIGHTS

PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	October 31, 2014		April 30,	April 30,	April 30,	April 30,		April 30,
	(Unaudited)		2014	2013	2012	2011		2010

Net asset value, beginning of period	$9.69		$8.81	$7.89	$8.75	$7.92		$6.10
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		(0.05)	0.16	(0.02)	(0.08)		(0.10)
Net realized and unrealized gain (loss)	0.67		1.55	0.89	(0.84)	1.16		1.95
Total from investment operations	0.65		1.50	1.05	(0.86)	1.08		1.85

Less distributions from:
Net Investment Income	—		(0.06)	(0.09)	—	—		(0.03)
Net Realized Gains	—		(0.56)	(0.04)	—	(0.25)		—
Total distributions	—		(0.62)	(0.13)	—	(0.25)		(0.03)

Net asset value, end of period	$10.34		$9.69	$8.81	$7.89	$8.75		$7.92

Total return (2,3)	6.71%		16.94%	13.48%	-9.83%	13.99%		30.30%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$32,747		$31,049	$20,530	$16,752	$24,371		$5,649
Ratios of gross expenses to average net assets: (4)	1.57	% (7)	1.57%	1.70%	1.71%	1.86%		1.88%
Ratios of net expenses to average net assets: (4)	1.57	% (7)	1.57%	1.70%	1.71%	1.92	% (5)	2.00	% (5)
Ratios of net investment income (loss) to average net assets: (4,6)	-0.44	% (7)	-0.48%	2.01%	-0.25%	-0.99%		-1.46%
Ratios of net investment income (loss) to average net assets - pre waiver/recapture (4,6)	-0.44	% (7)	-0.48%	2.01%	-0.25%	-0.93%		-1.34%
Portfolio turnover rate	130	% (8)	300%	466%	790%	688%		872%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not Annualized

See accompanying notes to financial statements.

18

FINANCIAL HIGHLIGHTS

PACIFIC FINANCIAL EXPLORER FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2014		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.48		$8.66	$7.78	$8.68	$7.93	$6.09
Activity from investment operations:
Net investment income (loss) (1)	(0.06)		(0.12)	0.11	(0.07)	(0.13)	(0.16)
Net realized and unrealized gain (loss)	0.66		1.51	0.86	(0.83)	1.13	2.00
Total from investment operations	0.60		1.39	0.97	(0.90)	1.00	1.84
Less distributions from:
Net Investment Income	—		(0.01)	(0.05)	—	—	—
Net Realized Gains	—		(0.56)	(0.04)	—	(0.25)	—
Total distributions	—		(0.57)	(0.09)	—	(0.25)	—

Net asset value, end of period	$10.08		$9.48	$8.66	$7.78	$8.68	$7.93

Total return (2,3)	6.33%		16.04%	12.59%	-10.37%	12.96%	30.21%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$118,369		$76,624	$31,326	$12,550	$8,011	$223
Ratios of expenses to average net assets: (4)	2.32	% (6)	2.33%	2.45%	2.46%	2.61%	2.63%
Ratios of net investment income (loss) to average net assets: (4,5)	-1.18	% (6)	-1.27%	1.43%	-0.94%	-1.57%	-2.20%
Portfolio turnover rate	130	% (7)	300%	466%	790%	688%	872%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not Annualized

See accompanying notes to financial statements.

19

FINANCIAL HIGHLIGHTS

PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	October 31, 2014		April 30,	April 30,	April 30,		April 30,		April 30,
	(Unaudited)		2014	2013	2012		2011		2010

Net asset value, beginning of period	$5.79		$5.23	$4.84	$6.39		$5.48		$4.28
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		0.01	0.05	(0.01)		0.02		0.05
Net realized and unrealized gain (loss)	(0.10)		0.60	0.34	(1.53)		0.89		1.18
Total from investment operations	(0.13)		0.61	0.39	(1.54)		0.91		1.23

Less distributions from:
Net Investment Income	—		(0.01)	—	(0.01)		0.00	(2)	(0.03)
Return of Capital	—		(0.04)
Total distributions	—		(0.05)	—	(0.01)		0.00	(2)	(0.03)

Net asset value, end of period	$5.66		$5.79	$5.23	$4.84		$6.39		$5.48

Total return (3,4)	-2.25%		11.61%	8.06%	-24.15%		16.63%		28.80%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$7,258		$7,117	$4,750	$4,842		$10,541		$20,006
Ratios of gross expenses to average net assets: (5)	1.71	% (8)	1.71%	2.05%	1.91%		1.92%		1.98%
Ratios of net expenses to average net assets: (5)	1.71	% (8)	1.71%	2.05%	1.99	% (6)	2.00	% (6)	2.00	% (6)
Ratios of net investment income (loss) to average net assets: (5,7)	-0.92	% (8)	0.15%	1.02%	-0.22%		0.28%		0.94%
Ratios of net investment income (loss) to average net assets - pre waiver/recapture: (5,7)	-0.92	% (8)	0.15%	1.02%	-0.14%		0.35%		0.95%
Portfolio turnover rate	107	% (9)	136%	332%	570%		584%		474%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Per share amount represents less than $0.01 per share.

(3)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Annualized

(9)	Not Annualized

See accompanying notes to financial statements.

20

FINANCIAL HIGHLIGHTS

PACIFIC FINANCIAL INTERNATIONAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2014		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$5.61		$5.09	$4.74	$6.32	$5.44	$4.28
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.03)	0.02	(0.04)	(0.05)	0.02
Net realized and unrealized gain (loss)	(0.09)		0.57	0.33	(1.52)	0.93	1.16
Total from investment operations	(0.14)		0.54	0.35	(1.56)	0.88	1.18

Less distributions from:
Net Investment Income	—		—	—	(0.02)	0.00 (2)	(0.02)
Return of Capital	—		(0.02)
Total distributions	—		(0.02)	—	(0.02)	0.00 (2)	(0.02)

Net asset value, end of period	$5.47		$5.61	$5.09	$4.74	$6.32	$5.44

Total return (3,4)	-2.50%		10.68%	7.38%	-24.72%	16.18%	27.66%
Ratios/Supplemental Data:
Net assets, end of period	$30,762		$24,811	$11,051	$4,870	$5,039	$808
Ratios of expenses to average net assets: (5)	2.46	% (7)	2.46%	2.80%	2.69%	2.67%	2.73%
Ratios of net investment income (loss) to average net assets: (5,6)	-1.68	% (7)	-0.48%	0.34%	-0.78%	-0.80%	0.34%
Portfolio turnover rate	107	% (8)	136%	332%	570%	584%	474%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Per share amount represents less than $0.01 per share.

(3)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(4)	Assumes reinvestment of all dividends and distributions, if any.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not Annualized

See accompanying notes to financial statements.

21

FINANCIAL HIGHLIGHTS

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2014		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.54		$9.96	$9.59	$9.52	$9.37	$9.10
Activity from investment operations:
Net investment income (1)	0.11		0.17	0.34	0.29	0.45	0.26
Net realized and unrealized gain (loss)	(0.02)		(0.38)	0.39	0.07	0.14	0.21
Total from investment operations	0.09		(0.21)	0.73	0.36	0.59	0.47

Less distributions from:
Net Investment Income	(0.09)		(0.15)	(0.31)	(0.29)	(0.44)	(0.20)
Net Realized Gains	—		(0.06)	(0.05)	—	—	—
Total distributions	(0.09)		(0.21)	(0.36)	(0.29)	(0.44)	(0.20)

Net asset value, end of period	$9.54		$9.54	$9.96	$9.59	$9.52	$9.37

Total return (2,3)	0.91%		-2.15%	7.70%	3.81%	6.41%	5.24%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$26,411		$25,567	$35,042	$32,426	$33,153	$43,886
Ratios of gross expenses to average net assets: (4)	1.55	% (7)	1.56%	1.65%	1.65%	1.71%	1.81%
Ratios of net expenses to average net assets: (4)	1.55	% (7)	1.56%	1.65%	1.65%	1.71%	1.91	% (5)
Ratios of net investment income to average net assets: (4,6)	2.22	% (7)	1.78%	3.45%	3.04%	4.72%	2.78%
Ratios of net investment income to average net assets - pre waiver/recapture (4,6)	2.22	% (7)	1.78%	3.45%	3.04%	4.72%	2.88%
Portfolio turnover rate	117	% (8)	218%	81%	218%	162%	247%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not Annualized

See accompanying notes to financial statements.

22

FINANCIAL HIGHLIGHTS

PACIFIC FINANCIAL STRATEGIC CONSERVATIVE FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2014		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.51		$9.93	$9.57	$9.50	$9.33	$9.09
Activity from investment operations:
Net investment income (1)	0.07		0.10	0.28	0.23	0.47	0.26
Net realized and unrealized gain (loss)	(0.03)		(0.38)	0.38	0.05	0.05	0.15
Total from investment operations	0.04		(0.28)	0.66	0.28	0.52	0.41

Less distributions from:
Net Investment Income	(0.05)		(0.08)	(0.25)	(0.21)	(0.35)	(0.17)
Net Realized Gains	—		(0.06)	(0.05)	—	—	—
Total distributions	(0.05)		(0.14)	(0.30)	(0.21)	(0.35)	(0.17)

Net asset value, end of period	$9.50		$9.51	$9.93	$9.57	$9.50	$9.33

Total return (2,3)	0.47%		-2.83%	6.92%	3.01%	5.61%	4.58%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$108,530		$79,845	$63,399	$28,724	$11,906	$1,552
Ratios of expenses to average net assets: (4)	2.30	% (6)	2.31%	2.40%	2.41%	2.46%	2.56%
Ratios of net investment income to average net assets: (4,5)	1.49	% (6)	1.05%	2.86%	2.40%	4.91%	2.76%
Portfolio turnover rate	117	% (7)	218%	81%	218%	162%	247%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not Annualized

See accompanying notes to financial statements.

23

FINANCIAL HIGHLIGHTS

PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Institutional Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2014		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.96		$10.09	$9.54	$9.78	$9.84	$9.25
Activity from investment operations:
Net investment income (1)	0.09		0.14	0.28	0.11	0.21	0.16
Net realized and unrealized gain (loss)	(0.12)		(0.12)	0.48	(0.28)	(0.06)	0.44
Total from investment operations	(0.03)		0.02	0.76	(0.17)	0.15	0.60

Less distributions from:
Net Investment Income	—		(0.15)	(0.21)	(0.07)	(0.21)	(0.01)
Total distributions	—		(0.15)	(0.21)	(0.07)	(0.21)	(0.01)

Net asset value, end of period	$9.93		$9.96	$10.09	$9.54	$9.78	$9.84

Total return (2,3)	-0.30%		0.25%	7.98%	-1.76%	1.53%	6.48%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10,108		$10,645	$9,949	$16,752	$20,953	$22,394
Ratios of gross expenses to average net assets: (4)	1.71	% (7)	1.70%	1.79%	1.70%	1.80%	1.88%
Ratios of net expenses to average net assets: (4)	1.71	% (7)	1.70%	1.79%	1.70%	1.80%	2.00	% (5)
Ratios of net investment income to average net assets: (4,6)	1.72	% (7)	1.37%	2.87%	1.14%	2.09%	1.68%
Ratios of net investment income to average net assets - pre waiver/recapture: (4,6)	1.72	% (7)	1.37%	2.87%	1.14%	2.09%	1.80%
Portfolio turnover rate	79	% (8)	117%	156%	263%	324%	240%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Represents the ratio of expenses to average net assets inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized

(8)	Not Annualized

See accompanying notes to financial statements.

24

FINANCIAL HIGHLIGHTS

PACIFIC FINANCIAL TACTICAL FUND

The table sets forth financial data for one share of beneficial interest outstanding throughout each period indicated.

	Investor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2014		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$9.76		$9.91	$9.38	$9.65	$9.78	$9.24
Activity from investment operations:
Net investment income (1)	0.05		0.06	0.21	0.04	0.14	0.12
Net realized and unrealized gain (loss)	(0.12)		(0.11)	0.46	(0.28)	(0.06)	0.42
Total from investment operations	(0.07)		(0.05)	0.67	(0.24)	0.08	0.54
Less distributions from:
Net Investment Income	—		(0.10)	(0.14)	(0.03)	(0.21)	—
Total distributions	—		(0.10)	(0.14)	(0.03)	(0.21)	—

Net asset value, end of period	$9.69		$9.76	$9.91	$9.38	$9.65	$9.78

Total return (2,3)	-0.72%		-0.50%	7.15%	-2.49%	0.80%	5.84%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$24,191		$20,404	$12,937	$12,556	$6,251	$498
Ratios of expenses to average net assets: (4)	2.46	% (6)	2.45%	2.54%	2.46%	2.55%	2.63%
Ratios of net investment income to average net assets: (4,5)	0.97	% (6)	0.61%	2.23%	0.41%	1.49%	1.20%
Portfolio turnover rate	74	% (7)	117%	156%	263%	324%	240%

(1)	Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Assumes reinvestment of all dividends and distributions, if any.

(4)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized

(7)	Not Annualized

See accompanying notes to financial statements.

25

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS

October 31, 2014 (Unaudited)

1.	ORGANIZATION

The Pacific Financial family of mutual funds (each a “Fund” and collectively the “Funds”) is comprised of six different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are the Pacific Financial Core Equity Fund (“Core Equity Fund”), the Pacific Financial Explorer Fund (“Explorer Fund”), the Pacific Financial International Fund (“International Fund”), the Pacific Financial Strategic Conservative Fund (“Strategic Conservative Fund”), the Pacific Financial Tactical Fund (“Tactical Fund”), and the Pacific Financial Faith & Values Based Moderate Fund (“Faith & Values Based Moderate Fund”). Faith & Values Based Moderate Fund has incurred audit fees which have been borne by the Advisor but has not yet commenced operations as of October 31, 2014. Commencement of operations will occur when the fund trades within its stated objective. The investment objective of each fund is as follows:

Fund	Primary Objective
Core Equity Fund	Long Term Capital Appreciation
Explorer Fund	Long Term Capital Appreciation
International Fund	Long Term Capital Appreciation
Strategic Conservative Fund	Preservation of Capital and Current Income
Tactical Fund	Long Term Capital Appreciation
Faith & Values Based Moderate Fund	Long Term Capital Appreciation and Current Income

Each Fund, with the exception of Faith & Values Based Moderate Fund, currently offers two classes of shares: Institutional Shares and Investor Shares. Faith & Values Based Moderate Fund offers Investor Shares. Each class of shares of the Funds has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

26

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2014 (Unaudited)

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

27

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2014 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2014, for the Funds’ assets measured at fair value:

Pacific Financial Core Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$198,834,597	$—	$—	$198,834,597
Exchange Traded Funds	60,545,820	—	—	60,545,820
Short-Term Investments	7,944,753	—	—	7,944,753
Total	$267,325,170	$—	$—	$267,325,170

Pacific Financial Explorer Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$149,145,124	$—	$—	$149,145,124
Short-Term Investments	16,819,247	—	—	16,819,247
Total	$165,964,371	$—	$—	$165,964,371

Pacific Financial International Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$27,444,595	$—	$—	$27,444,595
Exchange Traded Funds	10,173,356	—	—	10,173,356
Short-Term Investments	7,000	—	—	7,000
Total	$37,624,951	$—	$—	$37,624,951

Pacific Financial Strategic Conservative Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$132,002,926	$—	$—	$132,002,926
Short-Term Investments	4,881,798	—	—	4,881,798
Total	$136,884,724	$—	$—	$136,884,724

Pacific Financial Tactical Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$27,798,260	$—	$—	$27,798,260
Short-Term Investments	8,935,008	—	—	8,935,008
Total	$36,733,268	$—	$—	$36,733,268

Pacific Financial Faith & Values Based Moderate Fund

Assets *	Level 1	Level 2	Level 3	Total
Short-Term Investments	$10	$—	$—	$10
Total	$10	$—	$—	$10

*	Refer to the Portfolio of Investments for Industry Classification.

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to record transfers between Levels at the end of the reporting period.

28

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2014 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually except for the Strategic Conservative Fund, which is declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or for the year ended April 30, 2014, related to uncertain tax positions taken on returns filed for open tax years (2012-2014) or expected to be taken in each Fund’s 2015 tax returns. Each Fund identifies their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Pacific Financial family of Funds are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Pacific Financial family of Funds or another reasonable basis.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

29

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2014 (Unaudited)

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2014, cost of purchases and proceeds from sales of Fund securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Core Equity Fund	$251,758,551	$191,690,096
Explorer Fund	196,328,977	165,825,263
International Fund	41,439,690	38,003,174
Strategic Conservative Fund	164,441,424	136,201,274
Tactical Fund	22,036,976	23,518,074
Faith & Values Based Moderate Fund	—	—

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The Pacific Financial Group, Inc. serves as the Funds’ investment advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent, and custody administration services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others, including the Advisor. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund’s average daily net assets. For the six months ending October 31, 2014, pursuant to the Plans, the Funds accrued the following fees:

Fund
Core Equity Fund	$205,867
Explorer Fund	118,856
International Fund	31,361
Strategic Conservative Fund	111,728
Tactical Fund	29,279

The Advisor has voluntarily agreed to absorb the expenses of the Faith & Values Based Moderate Fund through the commencement of operations, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement will not exceed 0.00% for all classes. This voluntary limitation may be discontinued without notice at any time. For the period ended October 31, 2014, expenses of $5,750 were waived and reimbursed by the Advisor.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Institutional and Investor Class shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the six months ending October 31, 2014, pursuant to the Plans, the Institutional and Investor Class shares accrued the following fees:

Fund	Institutional Class	Investor Class
Core Equity Fund	$65,788	$853,954
Explorer Fund	40,163	476,718
International Fund	9,039	142,212
Strategic Conservative Fund	32,589	471,949
Tactical Fund	13,201	113,531
Faith & Values Based Moderate Fund	N/A	—
30

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2014 (Unaudited)

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of GFS. The Distributor did not receive any commissions from the sale of the Funds’ shares.

Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Funds. GFS provides Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Orion Advisor Services, LLC (“Orion”), an affiliate of GFS, provides shareholder administration services to the Funds. For the six months ending October 31, 2014, the Funds paid fees to Orion for compensation for these services as follows:

Fund
Core Equity Fund	$35,847
Explorer Fund	20,351
International Fund	5,861
Strategic Conservative Fund	19,559
Tactical Fund	5,556

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. There was one affiliated company held by Pacific Financial Explorer Fund as of October 31, 2014. Transactions during the year with affiliated companies are as follows:

		Value-				Change in Unrealized
		Beginning of			Net Realized	Appreciation/	Value-End of
CUSIP	Description	Year	Purchases	Sales Proceeds	Gain/ (Loss)	(Depreciation)	Period
74347R248	ProShares Large Cap Core Plus	$—	$18,120,410	$—	$—	$6,363,421	$24,483,831

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended April 30, 2014 and April 30, 2013 were as follows:

For the year ended April 30, 2014:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Core Equity Fund	$17,578,732	$201,631	$—	$17,780,363
Explorer Fund	4,749,789	534,635	—	5,284,424
International Fund	15,829	—	133,118	148,947
Strategic Conservative Fund	1,249,440	366,971	—	1,616,411
Tactical Fund	382,395	—	—	382,395
Faith & Values Based Moderate Fund	—	—	—	—
31

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2014 (Unaudited)

For the year ended April 30, 2013:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Core Equity Fund	$3,572,691	$57,905	$—	$3,630,596
Explorer Fund	515,703	—	—	515,703
International Fund	—	—	—	—
Strategic Conservative Fund	2,322,031	389,612	—	2,711,643
Tactical Fund	354,679	—	—	354,679

As of April 30, 2014, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Total
	Ordinary	Long-Term	Carry	Loss and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Core Equity Fund	$5,212,995	$1,819,337	$—	$—	$8,556,530	$15,588,862
Explorer Fund	3,976,812	1,831,251	—	—	3,449,773	9,257,836
International Fund	—	—	(3,174,127)	(74,222)	575,842	(2,672,507)
Strategic Conservative Fund	422,942	—	(1,996,383)	(242,881)	308,098	(1,508,224)
Tactical Fund	114,065	—	(373,289)	(39,026)	278,555	(19,695)
Faith & Values Based Moderate Fund	—	—	—	—	—	—

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year Losses
Core Equity Fund	$—
Explorer Fund	—
International Fund	74,222
Strategic Conservative Fund	—
Tactical Fund	—
Faith & Values Based Moderate Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such losses as follows:

Post October Losses
Core Equity Fund	$—
Explorer Fund	—
International Fund	—
Strategic Conservative Fund	242,881
Tactical Fund	39,026
32

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2014 (Unaudited)

Faith & Values Based Moderate Fund

At April 30, 2014, the following Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains along with capital loss carry forwards utilized in the current year as follows:

			Non-Expiring
	2016	2017	Short-Term	Long-Term	Total	CLCF Utilized
Core Equity Fund	$—	$—	$—	$—	$—	$—
Explorer Fund	—	—	—	—	—	—
International Fund	1,383,595	1,258,183	532,349	—	3,174,127	3,179,002
Strategic Conservative Fund	—	—	1,644,311	352,072	1,996,383	—
Tactical Fund	—	266,527	106,762	—	373,289	471,928
Faith & Values Based Moderate Fund	—	—	—	—	—	—

The Regulated Investment Company Modernization Act of 2010 (the “Act”) which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal years ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and the tax treatment of net operating losses and non-deductible expenses, resulted in reclassification for the tax year ended April 30, 2014 for the funds as follows:

	Paid	Undistributed	Undistributed

	In Capital	Ordinary Income (Loss)	Long-Term Gains (Loss)

Core Equity Fund	$(24,353)	$989,139	$(964,786)
Explorer Fund	(8,370)	868,581	(860,211)
International Fund	(2,536)	2,536	—
Strategic Conservative Fund	(8,883)	7,427	1,456
Tactical Fund	—	—	—
Faith & Values Based Moderate Fund	—	—	—

7.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Pacific Financial Explorer Fund currently invests a portion of its assets in Vanguard S&P 500 ETF Fund. The Vanguard S&P 500 ETF Fund is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard S&P 500 ETF Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard S&P 500 ETF Fund. The financial statements of the Vanguard S&P 500 ETF Fund, including the portfolio of investments, can be found at the Vanguard website, http://investor.vanguard.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2014, the Fund invested 34.3% of its net assets in the Vanguard S&P 500 ETF Fund.

The Pacific Financial Tactical Fund currently invests a portion of its assets in Milestone Treasury Obligations Portfolio. The Milestone Treasury Obligations Portfolio is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Milestone Treasury Obligations Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

33

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

October 31, 2014 (Unaudited)

The performance of the Fund may be directly affected by the performance of the Milestone Treasury Obligations Portfolio. The financial statements of the Milestone Treasury Obligations Portfolio, including the portfolio of investments, can be found at the Milecap website, http://www.milecap.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2014, the Fund invested 26.05% of its net assets in the Milestone Treasury Obligations Portfolio.

The Pacific Financial Faith & Values Based Moderate Fund currently invests all of its assets in Milestone Treasury Obligations Portfolio. The Milestone Treasury Obligations Portfolio is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Milestone Treasury Obligations Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Milestone Treasury Obligations Portfolio. The financial statements of the Milestone Treasury Obligations Portfolio, including the portfolio of investments, can be found at the Milecap website, http://www.milecap.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2014, the Fund invested 100.0% of its net assets in the Milestone Treasury Obligations Portfolio.

8.	SECURITIES LENDING

The Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”). Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2014.

				Gross Amounts not Offsets in the Statement
				of Assets and Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented in
	Gross Amount of	Statement of Assets	the Statement of	Financial	Cash Collateral
	Recongnized Assets **	and Liabilities	Assets and Liabilties	Instruments	Received (1)
Core Equity Fund	$4,805,094	$—	$4,805,094	$—	$4,805,094
Explorer Fund	$15,677,496	$—	$15,677,496	$—	$15,677,496
International Fund	$7,000	$—	$7,000	$—	$7,000

**	Included with Investments in securities on the Statements of Assets and Liabilities.

(1)	Any over-collateralization of total financial instruments is not shown.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

34

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES

October 31, 2014 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Institutional Class	Expense Ratio	5/1/14	10/31/14	Period*	10/31/14	Period*

Pacific Financial Core Equity Fund	1.52%	$1,000.00	$1,047.70	$7.85	$1,017.54	$7.73
Pacific Financial Explorer Fund	1.57%	$1,000.00	$1,067.10	$8.18	$1,017.29	$7.98
Pacific Financial International Fund	1.71%	$1,000.00	$977.50	$8.52	$1,016.59	$8.69
Pacific Financial Strategic Conservative Fund	1.55%	$1,000.00	$1,009.10	$7.85	$1,017.39	$7.88
Pacific Financial Tactical Fund	1.71%	$1,000.00	$997.00	$8.61	$1,016.59	$8.69

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Investor Class	Expense Ratio	5/1/14	10/31/14	Period	10/31/14	Period*

Pacific Financial Core Equity Fund	2.27%	$1,000.00	$1,043.80	$11.69	$1,013.76	$11.52
Pacific Financial Explorer Fund	2.30%	$1,000.00	$1,063.30	$11.96	$1,013.61	$11.67
Pacific Financial International Fund	2.46%	$1,000.00	$975.00	$12.25	$1,012.80	$12.48
Pacific Financial Strategic Conservative Fund	2.30%	$1,000.00	$1004.70	$11.62	$1,013.61	$11.67
Pacific Financial Tactical Fund	2.46%	$1,000.00	$992.80	$12.36	$1,012.80	$12.48
Pacific Financial Faith & Values Based Moderate Fund	0.00%	$1,000.00	$1,000.00	$0.00	$1,045.75	$0.00

*	Expenses Paid during the Period are equal to the Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days and divided by 365.
35

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
36

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
37

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, Inc.
777 108th Avenue NE, Suite 2100
Bellevue, WA 98004

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/6/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

1/6/15

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/6/15